CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (289)	$ (236)	$ (512)
Interest rate cash flow hedges:
Loss on interest rate cash flow hedges, net of tax	(98)	(67)	(6)
Reclassification adjustments for loss on interest rate cash flow hedges	40	4	8
Pension and postretirement benefits loss, net of tax	(1)	(1)
Total comprehensive loss	(348)	$ (300)	$ (510)
Less: Comprehensive loss attributable to redeemable noncontrolling interests	(234)
Total comprehensive loss attributable to McAfee Corp.	$ (114)